Long-Term Equity Investments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Long-Term Equity Investments
Common Shares Held

	December 31, 2019
(in thousands, except shares owned)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value	Fair Value Adjustment Gains Included in OCI	Realized Gain (Loss) on Disposal

Bear Creek	13,264,305	12.84%	$27,983	$17,871	$-

Sabina	11,700,000	3.95%	17,296	6,747	-

First Majestic	20,239,590	9.73%	248,137	130,346	521

Other			16,341	6,972	(7,803)

Total			$309,757	$161,936	$(7,282)

	December 31, 2018
(in thousands, except shares owned)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value	Fair Value Adjustment Gains (Losses) Included in OCI	Realized Gain on Disposal

Bear Creek	13,264,305	13%	$ 10,112	$(11,247)	$-

Sabina	11,700,000	4%	10,549	(10,622)	-

Arizona Mining	n.a.	n.a.	-	20,153	34,061

First Majestic	20,914,590	11%	123,187	(27,813)	-

Other			20,905	(10,456)	-

Total			$ 164,753	$(39,985)	$34,061